Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisition

Note 3 – Acquisition

The Company acquired all the common stock of the HTS Group from Rennova on June 25, 2021 in exchange for Preferred Series A, B and C stock with a fair market value of $9,195,692. This acquisition has been accounted for as a reverse acquisition with the HTS Group being the accounting acquiror with the excess fair value of the purchase price over net asset fair value acquired treated as a reduction of additional paid in capital on the date of acquisition.

A summary of that purchase price is a s follows;

Fair Value of Preferred Series A Stock	$100
Fair Value of Preferred Series B Stock	$9,086,396
Fair Value of Preferred Series C Stock	$122,000
Other	$(12,804)
Total	$9,195,692

On the date of acquisition, InnovaQor had no assets and total liabilities of $500,035, of which $500,000 was converted to equity in connection with the acquisition.

Unaudited summary Statements of Operations for the three months ended March 31, 2021, as if the acquisition had taken place on January 1, 2021, are not materially different than those statements presented herein.

Note 3 – Acquisition

The Company acquired all the common stock of the HTS Group from Rennova on June 25, 2021 in exchange for Preferred Series A, B and C stock with a fair market value of $9,195,692. This acquisition has been accounted for as a reverse acquisition with the HTS Group being the accounting acquiror with the excess fair value of the purchase price over net asset fair value acquired treated as a reduction of additional paid in capital on the date of acquisition.

A summary of that purchase price is a s follows:

Fair Value of Preferred Series A Stock	$100
Fair Value of Preferred Series B Stock	$9,086,396
Fair Value of Preferred Series C Stock	$122,000
Other	$(12,804)
Total	$9,195,692

On the date of acquisition, InnovaQor had no assets and total liabilities of $500,035, of which $500,000 was converted to equity in connection with the acquisition.

The following is an unaudited summary Statement of Operations as if the acquisition of the Group had taken place on July 1, 2020:

	Years Ended
	December 31,	December 31,
	2021	2020
Net revenues	$468,883	$528,624
Operating expenses:
Direct costs of revenue	205,649	5,536
General and administrative expenses	1,755,455	1,061,155
Depreciation	1,185	2,168
Total operating expenses	1,962,289	1,068,859

Loss from operations	(1,493,406)	(540,235)
Other (expense) income	139,795	(84,129)
Loss before income taxes	(1,353,611)	(624,364)
Provision for income taxes	-	-
Net loss	$(1,353,611)	$(624,364)